UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.
(Exact name of registrant as specified in charter)

7 Dawson Street, Huntington Station, New York	11746
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 7 Dawson Street, Huntington Station, New York 11746

(Name and address of agent for service)

Registrant's telephone number, including area code:      (866) 668-6558

Date of fiscal year end:	December 31, 2013

Date of reporting period:	December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Strategic
Value Fund, Inc.

Annual Report
December 31, 2013

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Report of Independent Registered Public Accounting Firm	18

Tax Information	19

Additional Information Regarding the Fund’s Directors and Corporate Officers	20

Description of Dividend Reinvestment Plan	22

Proxy Voting and Portfolio Holdings Information	24

Privacy Policy Notice	25

Summary of General Information	28

Shareholder Information	28

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of December 31, 2013 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	31.1
Information Technology	13.4
Financials	10.4
Consumer Discretionary	6.4
Health Care	6.1
Energy	5.6
Industrials	5.2
Exchange-Traded Funds	5.1
Consumer Staples	4.7
Telecommunication Services	1.4
Materials	1.3
Utilities	1.0
Other	8.3

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	BlackRock Global Opportunities Equity Trust	Closed-End Funds	2.7
2.	iShares Core S&P 500 ETF	Exchange-Traded Funds	2.6
3.	SPDR S&P 500 ETF Trust	Exchange-Traded Funds	2.6
4.	Exxon Mobil Corporation	Energy	2.2
5.	Apple Inc.	Information Technology	2.1
6.	General Electric Company	Industrials	1.9
7.	Google Inc. - Class A	Information Technology	1.9
8.	Wal-Mart Stores, Inc.	Consumer Staples	1.8
9.	Alpine Total Dynamic Dividend Fund	Closed-End Funds	1.8
10.	Microsoft Corporation	Information Technology	1.6

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2013

Description	No. of Shares	Value
EQUITY SECURITIES — 91.73%
CLOSED-END FUNDS — 31.05%
CONVERTIBLE SECURITIES — 0.20%
AllianzGI Equity & Convertible Income Fund	18,226	$355,772

CORE — 1.98%
Adams Express Company (The)	45,300	592,071
Advent/Claymore Enhanced Growth & Income Fund	27,514	278,717
Cohen & Steers Dividend Majors Fund, Inc.	28,203	411,200
General American Investors Company, Inc.	33,741	1,187,683
Guggenheim Equal Weight Enhanced Equity Income Fund	17,573	331,954
Royce Micro-Cap Trust, Inc.	1,662	20,958
Tri-Continental Corporation	33,275	664,835
Zweig Fund, Inc. (The)	4,967	73,810
		3,561,228
CORPORATE DEBT INVESTMENT GRADE-LEVERAGED — 0.47%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	75,055	845,870

CORPORATE DEBT INVESTMENT GRADE-RATED — 0.53%
Federated Enhanced Treasury Income Fund	47,044	601,222
Invesco Van Kampen Bond Fund	6,671	118,010
Morgan Stanley Income Securities Inc.	2,028	34,131

Description	No. of Shares	Value
CORPORATE DEBT INVESTMENT GRADE-RATED (continued)
Transamerica Income Shares, Inc.	9,790	$204,415
		957,778
DEVELOPED MARKET — 0.19%
Aberdeen Israel Fund, Inc.	3,600	60,696
Aberdeen Singapore Fund, Inc.	22,517	287,542
		348,238
EMERGING MARKETS — 1.38%
India Fund, Inc. (The)	27,192	543,840
Morgan Stanley India Investment Fund, Inc. *	72,090	1,260,133
Templeton Dragon Fund, Inc	19,329	500,235
Templeton Russia and East European Fund, Inc.	825	12,697
Turkish Investment Fund, Inc. (The)	12,114	177,712
		2,494,617
EMERGING MARKETS DEBT — 0.61%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	26,549	345,668
Stone Harbor Emerging Markets Income Fund	3,600	65,952
Western Asset Emerging Markets Income Fund Inc.	47,566	563,181
Western Asset Worldwide Income Fund Inc.	10,800	131,544
		1,106,345
ENERGY MLP FUND — 0.07%
First Trust MLP and Energy Income Fund	6,700	134,067

FLEXIBLE INCOME — 0.06%
Putnam Premier Income Trust	20,822	113,272

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2013 (continued)

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED — 2.14%
BlackRock MuniHoldings Quality Fund, Inc.	21,868	$259,354
Eaton Vance National Municipal Opportunities Trust	3,961	73,120
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	12,761	181,206
Invesco Municipal Opportunity Trust	130,935	1,533,249
Invesco Municipal Trust	39,510	457,921
Invesco Value Municipal Income Trust	0	5
Nuveen Dividend Advantage Municipal Fund 2	23,200	294,408
Nuveen Dividend Advantage Municipal Fund 3	55,923	690,649
Nuveen Dividend Advantage Municipal Income Fund	22,955	287,397
Nuveen Quality Income Municipal Fund, Inc.	6,102	74,750
		3,852,059
GENERAL BOND — 0.43%
Duff & Phelps Utility and Corporate Bond Trust Inc.	3,200	32,096
DWS Multi-Market Income Trust	27,730	260,385
DWS Strategic Income Trust	1,200	15,588
Nuveen Build America Bond Opportunity Fund	18,441	358,309
Wells Fargo Advantage Multi-Sector Income Fund	7,800	109,668
		776,046

Description	No. of Shares	Value
GLOBAL — 3.47%
Alpine Global Dynamic Dividend Fund	67,832	$345,943
Alpine Total Dynamic Dividend Fund	753,698	3,157,995
Clough Global Allocation Fund	32,004	492,222
Delaware Enhanced Global Dividend and Income Fund	68,251	834,027
First Trust Active Dividend Income Fund	34,118	300,238
GDL Fund (The)	3,800	41,876
ING Infrastructure, Industrials and Materials Fund	7,300	124,976
Nuveen Global Value Opportunities Fund	5,700	75,069
Wells Fargo Advantage Global Dividend Opportunity Fund	122,500	888,125
		6,260,471
GLOBAL INCOME — 0.99%
Aberdeen Asia-Pacific Income Fund, Inc.	94,300	543,168
Aberdeen Global Income Fund, Inc.	10,123	104,976
Legg Mason BW Global Income Opportunities Fund Inc.	9,787	165,107
Nuveen Multi-Currency Short-Term Government Income Fund	97,079	978,556
		1,791,807
HIGH YIELD — 0.04%
Credit Suisse Asset Management Income Fund, Inc.	22,000	78,320

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2013 (continued)

Description	No. of Shares	Value
HIGH CURRENT YIELD (LEVERAGED) — 1.67%
BlackRock Debt Strategies Fund, Inc.	78,200	$312,018
DWS High Income Opportunities Fund, Inc.	79,515	1,145,016
First Trust Strategic High Income Fund II	55,245	886,682
Helios High Income Fund, Inc.	800	6,592
Neuberger Berman High Yield Strategies Fund Inc.	48,481	642,858
Western Asset Global Partners Income Fund Inc	2,300	24,909
		3,018,075
HIGH YIELD MUNICIPAL DEBT — 0.02%
MFS High Income Municipal Trust	4,200	18,774
MFS Municipal Income Trust	3,559	22,244
		41,018
INCOME & PREFERRED STOCK — 0.40%
Calamos Strategic Total Return Fund	21,800	237,402
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	10,400	235,248
John Hancock Premium Dividend Fund	4,000	46,400
LMP Capital and Income Fund Inc.	7,243	114,222
Nuveen Quality Preferred Income Fund 3	10,400	81,640
		714,912
LOAN PARTICIPATION — 0.33%
Eaton Vance Senior Floating-Rate Trust	3,900	58,734
Invesco Senior Income Trust	38,300	193,032

Description	No. of Shares	Value
LOAN PARTICIPATION (continued)
Nuveen Floating Rate Income Opportunity Fund	28,090	$342,136
		593,902
NATURAL RESOURCES — 0.07%
First Trust Energy Infrastructure Fund	6,200	129,146

OPTION ARBITRAGE/OPTIONS STRATEGIES — 5.60%
BlackRock Enhanced Capital & Income Fund, Inc.	38,744	529,630
BlackRock Enhanced Equity Dividend Trust	286,419	2,274,167
BlackRock Global Opportunities Equity Trust	330,406	4,942,874
BlackRock International Growth and Income Trust	263,713	2,143,987
ING Asia Pacific High Dividend Equity Income Fund	8,000	101,920
Madison Strategic Sector Premium Fund	9,260	110,750
		10,103,328
PACIFIC EX JAPAN — 0.24%
Aberdeen Greater China Fund, Inc.	2,400	24,384
China Fund, Inc. (The)	5,200	108,212
Taiwan Fund, Inc. *	8,200	158,424
Thai Fund, Inc. (The)	7,850	142,478
		433,498
REAL ESTATE — 3.0%
CBRE Clarion Global Real Estate Income Fund	223,066	1,766,683
Cohen & Steers Preferred Securities and Income Fund, Inc.	42,919	673,828

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2013 (continued)

Description	No. of Share	Value
REAL ESTATE (continued)
Cohen & Steers Quality Income Realty Fund, Inc.	211,600	$2,005,968
Neuberger Berman Real Estate Securities Income Fund Inc.	146,480	635,723
Nuveen Real Estate Income Fund	7,268	69,191
RMR Real Estate Income Fund	14,900	251,959
		5,403,352
SECTOR EQUITY — 7.14%
BlackRock EcoSolutions Investment Trust	78,330	614,107
BlackRock Energy and Resources Trust	40,081	973,968
BlackRock Real Asset Equity Trust	324,944	2,830,262
BlackRock Resources & Commodities Strategy Trust	241,109	2,794,453
BlackRock Utility and Infrastructure Trust	45,100	805,937
GAMCO Global Gold, Natural Resources & Income Trust by Gabelli	187,200	1,688,544
ING Risk Managed Natural Resources Fund	102,687	1,007,359
Petroleum & Resources Corporation	24,609	673,794
Reaves Utility Income Fund	59,014	1,480,661
		12,869,085
U.S. MORTGAGE — 0.02%
First Trust Mortgage Income Fund	1,600	24,896

TOTAL CLOSED-END FUNDS		56,007,102

Description	No. of Shares	Value
CONSUMER DISCRETIONARY — 6.40%
CBS Corporation - Class B	5,000	$318,700
Comcast Corporation - Class A	24,655	1,281,197
DIRECTV *	5,000	345,450
Ford Motor Company	35,000	540,050
Gap, Inc. (The)	4,000	156,320
Home Depot, Inc. (The)	19,600	1,613,864
Johnson Controls, Inc.	8,500	436,050
Macy's, Inc.	6,000	320,400
McDonald's Corporation	12,000	1,164,360
News Corporation - Class B *	1,250	22,288
NIKE, Inc. - Class B	10,000	786,400
Omnicom Group Inc.	2,500	185,925
Starbucks Corporation	4,000	313,560
Time Warner Cable Inc.	2,000	271,000
Time Warner Inc.	10,900	759,948
TJX Companies, Inc. (The)	14,000	892,220
Twenty-First Century Fox, Inc.	5,000	173,000
Viacom Inc. - Class B	2,950	257,653
Walt Disney Company (The)	22,200	1,696,080
		11,534,465
CONSUMER STAPLES — 4.67%
Altria Group, Inc.	20,800	798,512
Coca-Cola Company (The)	19,000	784,890
Costco Wholesale Corporation	2,500	297,525
CVS Caremark Corporation	10,430	746,475
General Mills, Inc.	5,000	249,550
Kellogg Company	5,000	305,350
Kimberly-Clark Corporation	3,000	313,380
Kroger Co. (The)	7,000	276,710
PepsiCo, Inc.	12,000	995,280

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2013 (continued)

Description	No. of Shares	Value
CONSUMER STAPLES (continued)
Walgreen Co.	8,000	$459,520
Wal-Mart Stores, Inc.	40,700	3,202,683
		8,429,875
ENERGY — 5.65%
Anadarko Petroleum Corporation	7,000	555,240
Chevron Corporation	6,732	840,894
ConocoPhillips	13,974	987,263
Devon Energy Corporation	7,000	433,090
EOG Resources, Inc.	3,500	587,440
Exxon Mobil Corporation	39,936	4,041,523
Marathon Oil Corporation	10,000	353,000
Phillips 66	7,487	577,472
Schlumberger Limited	18,000	1,621,980
Valero Energy Corporation	3,000	151,200
WPX Energy, Inc. *	1,666	33,953
		10,183,055
EXCHANGE-TRADED FUNDS — 5.13%
iShares Core S&P 500 ETF	25,000	4,641,250
SPDR S&P 500 ETF Trust	25,000	4,616,750
		9,258,000
FINANCIALS — 10.42%
AFLAC, Inc.	5,500	367,400
Allstate Corporation (The)	5,000	272,700
Ameriprise Financial, Inc.	2,500	287,625
American International Group, Inc.	19,000	969,950
Aon plc	5,500	461,395
Bank of America Corporation	120,000	1,868,400
Bank of New York Mellon Corporation (The)	15,000	524,100
BB&T Corporation	9,000	335,880
Berkshire Hathaway Inc. - Class B *	11,000	1,304,160
BlackRock, Inc. - Class A	1,500	474,705

Description	No. of Shares	Value
FINANCIALS (continued)
Capital One Financial Corporation	4,500	$344,745
Citigroup, Inc.	38,000	1,980,180
Fifth Third Bancorp	11,500	241,845
Goldman Sachs Group, Inc. (The)	7,000	1,240,820
JPMorgan Chase & Co.	34,132	1,996,039
Marsh & McLennan Companies, Inc.	5,000	241,800
MetLife, Inc.	14,000	754,880
Morgan Stanley	23,000	721,280
PNC Financial Services Group, Inc. (The)	8,000	620,640
Principal Financial Group, Inc.	4,000	197,240
Prudential Financial, Inc.	6,000	553,320
State Street Corporation	3,500	256,865
SunTrust Banks, Inc.	6,000	220,860
T. Rowe Price Group, Inc.	2,000	167,540
Wells Fargo & Company	47,800	2,170,120
Weyerhaeuser Company	7,000	220,990
		18,795,479
HEALTH CARE — 6.12%
Abbott Laboratories	13,200	505,956
AbbVie Inc.	13,200	697,092
Aetna Inc.	3,000	205,770
Allergan, Inc.	4,500	499,860
Amgen Inc.	9,800	1,118,768
Becton, Dickinson and Company	2,000	220,980
Boston Scientific Corporation *	12,000	144,240
Cardinal Health, Inc.	4,950	330,710
Cigna Corporation	2,500	218,700
Eli Lilly & Company	13,000	663,000
Express Scripts Holding Company *	12,000	842,880

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2013 (continued)

Description	No. of Shares	Value
HEALTH CARE (continued)
Johnson & Johnson	20,000	$1,831,800
McKesson Corporation	1,800	290,520
Medtronic, Inc.	14,000	803,460
Merck & Company, Inc.	30,267	1,514,863
St. Jude Medical, Inc.	3,000	185,850
Thermo Fisher Scientific Inc.	5,000	556,750
Wellpoint, Inc.	4,500	415,755
		11,046,954
INDUSTRIALS — 5.17%
Boeing Company (The)	5,000	682,450
Deere & Company	6,500	593,645
Dover Corporation	2,000	193,080
Emerson Electric Company	7,000	491,260
General Dynamics Corporation	3,000	286,650
General Electric Company	124,000	3,475,720
Honeywell International Inc.	10,000	913,700
Lockheed Martin Corporation	4,000	594,640
Norfolk Southern Corporation	3,000	278,490
Precision Castparts Corporation	2,000	538,600
Union Pacific Corporation	6,500	1,092,000
Waste Management, Inc.	4,000	179,480
		9,319,715
INFORMATION TECHNOLOGY — 13.35%
Apple Inc.	6,900	3,871,659
Cisco Systems, Inc.	60,000	1,347,000
Cognizant Technology Solutions Corporation *	5,000	504,900
eBay Inc. *	10,000	548,900
EMC Corporation	20,000	503,000
Facebook, Inc. *	25,000	1,366,500
Google Inc. - Class A *	3,000	3,362,130

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (continued)
Hewlett-Packard Company	22,000	$615,560
Intel Corporation	46,000	1,194,160
International Business Machines Corporation	13,100	2,457,167
MasterCard Incorporated - Class A	1,200	1,002,552
Microsoft Corporation	76,800	2,874,624
Oracle Corporation	56,272	2,152,967
Visa Inc. - Class A	9,000	2,004,120
Yahoo! Inc. *	7,000	283,080
		24,088,319
MATERIALS — 1.35%
Air Products & Chemicals, Inc.	2,000	223,560
Dow Chemical Company (The)	15,000	666,000
Ecolab Inc.	2,500	260,675
International Paper Company	4,000	196,120
Newmont Mining Corporation	5,000	115,150
PPG Industries, Inc.	2,000	379,320
Praxair, Inc.	4,500	585,135
		2,425,960
TELECOMMUNICATION SERVICES — 1.44%
AT&T, Inc.	25,039	880,371
Verizon Communications, Inc.	35,000	1,719,900
		2,600,271
UTILITIES — 0.98%
AES Corporation (The)	8,000	116,080
Consolidated Edison, Inc.	3,000	165,840
Entergy Corporation	2,000	126,540
Exelon Corporation	10,000	273,900
NextEra Energy, Inc.	4,000	342,480
PPL Corporation	6,000	180,540
Public Service Enterprises Group, Inc.	6,500	208,260

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2013 (concluded)

Description	No. of Shares	Value
UTILITIES (continued)
Southern Company (The)	6,000	$246,660
Xcel Energy Inc.	4,000	111,760
		1,772,060
TOTAL EQUITY SECURITIES (cost - $142,016,746)		165,461,255

SHORT-TERM INVESTMENTS — 10.20%
MONEY MARKET FUNDS — 10.20%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $18,390,185)	18,390,185	18,390,185

TOTAL INVESTMENTS — 101.93% (cost - $160,406,931)		183,851,440

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.93)%		(3,479,389)

NET ASSETS — 100.00%		$180,372,051

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – December 31, 2013

ASSETS
Investments, at value (cost – $160,406,931) (Notes B and C)	$183,851,440
Receivables:
Dividends	273,480
Investments sold	63,532
Prepaid expenses	4,839
Total Assets	184,193,291

LIABILITIES
Payables:
Investments purchased	3,539,904
Investment management fees (Note D)	137,151
Directors’ fees and expenses	21,606
Administration fees (Note D)	9,940
Accounting fees (Note D)	4,863
Other accrued expenses	107,776
Total Liabilities	3,821,240

NET ASSETS (applicable to 31,744,192 shares of common stock)	$180,372,051

NET ASSET VALUE PER SHARE ($182,372,051 ÷ 31,744,192)	$5.68

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 31,744,192 shares issued and outstanding (100,000,000 shares authorized)	$31,744
Paid-in Capital	156,895,798
Net unrealized appreciation in value of investments	23,444,509
Net assets applicable to shares outstanding	$180,372,051

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Year Ended December 31, 2013

INVESTMENT INCOME
Income:
Dividends from investments	$3,342,877

Expenses:
Investment management fees (Note D)	1,105,791
Administration fees (Note D)	90,913
Directors’ fees	84,564
Accounting fees (Note D)	44,292
Printing	43,267
Legal and audit fees	38,515
Transfer agent fees	21,917
Custodian fees	17,550
Stock exchange listing fees	8,609
Insurance	5,248
Miscellaneous	12,534
Total Expenses	1,473,200
Net Investment Income	1,869,677

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	7,838,670
Capital gain distributions from regulated investment companies	893,445
Net change in unrealized appreciation in value of investments	10,911,290
Net realized and unrealized gain on investments	19,643,405

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,513,082

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Changes in Net Assets

	For the Years Ended December 31,
	2013	2012

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,869,677	$1,612,985
Net realized gain from investments	8,732,115	6,524,384
Net change in unrealized appreciation in value of investments	10,911,290	3,530,264

Net increase in net assets resulting from operations	21,513,082	11,667,633

Dividends and distributions to stockholders (Note B):
Net investment income	(1,869,677)	(5,332,831)
Net realized gains	(8,732,115)	(2,804,538)
Return-of-capital	(13,777,354)	(11,204,124)

Total dividends and distributions to shareholders	(24,379,146)	(19,341,493)

Common stock transactions:
Proceeds from rights offering of 12,633,136 and 3,880,289 shares of newly issued common stock, respectively	74,788,165	23,242,931
Offering expenses associated with rights offering	(91,545)	(121,886)
Proceeds from 504,586 and 355,498 shares newly issued in reinvestment of dividends and distributions, respectively	2,837,329	2,146,222

Net increase in net assets from capital share transactions	77,533,949	25,267,267

Total increase in net assets	74,667,885	17,593,407

NET ASSETS
Beginning of year	105,704,166	88,110,759
End of year	$180,372,051	$105,704,166

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$5.68	$6.13	$7.55	$8.24	$8.71
Net investment income #	0.10	0.11	0.07	0.06	0.06
Net realized and unrealized gain/(loss) on investments	0.95	0.69	(0.04)	0.76	1.52
Net increase in net assets resulting from operations	1.05	0.80	0.03	0.82	1.58

Dividends and distributions to stockholders:
Net investment income	(0.10)	(0.37)	(0.13)	(0.07)	(0.06)
Net realized capital gains	(0.44)	(0.19)	—	—	—
Return-of-capital	(0.69)	(0.77)	(1.40)	(1.61)	(2.03)
Total dividends and distributions to stockholders	(1.23)	(1.33)	(1.53)	(1.68)	(2.09)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	0.18	0.08	0.05	0.13	—
Reinvestment of dividends and distributions	0.00 +	0.00 +	0.03	0.04	0.04
Total anti-dilutive effect due to shares issued	0.18	0.08	0.08	0.17	0.04

Net asset value, end of year	$5.68	$5.68	$6.13	$7.55	$8.24
Market value, end of year	$6.60	$6.00	$6.59	$8.84	$11.61
Total investment return (a)	36.67%	13.33%	(11.11)%	(10.19)%	89.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$180,372	$105,704	$88,111	$64,266	$57,447
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.33%	1.40%	1.55%	1.73%	1.80%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (b)	1.33%	1.40%	1.55%	1.74%	2.01%
Ratio of net investment income to average net assets (c)	1.69%	1.83%	0.98%	0.77%	0.79%
Portfolio turnover rate	48.46%	40.75%	38.08%	25.28%	10.81%

#	Based on average shares outstanding.

+	Amount rounds to less than $0.01.

(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses do not include expenses of investments companies in which the Fund invests.

(c)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At December 31, 2013, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the year ended December 31, 2013, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2013, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2010 through 2012, and for the year ended December 31, 2013. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$165,461,255	$—
Short-Term Investments	18,390,185	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$183,851,440	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the year ended December 31, 2013 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2013.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

those arrangements on its financial position. The ASU is currently effective. The guidance requires retrospective application for all comparative periods presented. The Investment Manager has evaluated the impact ASU 2011-11 and believes that it does not have a material impact on the Fund’s financial statements and disclosures.

NOTE D. AGREEMENTS WITH AFFILIATES

At December 31, 2013, certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2013, Cornerstone earned $1,105,791 for investment management services.

Administration Agreement

Through April 16, 2013, Ultimus Fund Solutions, LLC (“Ultimus”) served as the administrator. Under the terms of the Administration Agreement, Ultimus supplied executive, administrative and regulatory services for the Fund. Ultimus supervised the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund paid Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000. For the period January 1 through April 16, 2013, Ultimus earned $31,481 as administrator.

Effective April 17, 2013, AFS serves as the administrator. Under the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the period April 17 through December 31, 2013, AFS earned $59,432 as administrator.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2013, purchases and sales of securities, other than short-term investments, were $105,453,283 and $52,274,374, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 31,744,192 shares issued and outstanding at December 31, 2013. Transactions in common stock for the year ended December 31, 2013 were as follows:

Shares at beginning of year	18,606,470
Shares newly issued from rights offering	12,633,136
Shares newly issued in reinvestment of dividends and distributions	504,586
Shares at end of year	31,744,192

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (concluded)

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the years ended December 31, 2013 and December 31, 2012 was as follows:

	2013	2012
Ordinary Income	$3,415,616	$5,332,831
Long-Term Capital Gains	7,186,176	2,804,538
Return-of-Capital	13,777,354	11,204,124
Total Distributions	$24,379,146	$19,341,493

At December 31, 2013, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$23,444,509
Total accumulated earnings	$23,444,509

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2013, the Fund reclassified $13,777,354 of return-of-capital distribution against paid-in capital on the Statement of Assets and Liabilities. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2013.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

The following information is computed on a tax basis for each item as of December 31, 2013:

Cost of portfolio investments	$160,406,931
Gross unrealized appreciation	$25,260,661
Gross unrealized depreciation	(1,816,152)
Net unrealized appreciation	$23,444,509

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
Huntington Station, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Strategic Value Fund, Inc. (the “Fund”), including the schedule of investments as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Strategic Value Fund, Inc. as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 20, 2014

2013 Tax Information (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) is providing this notice along with Form 1099-DIV to assist its stockholders in the preparation of their 2013 calendar year U.S. federal income tax returns. The $24,379,146 in dividends and distributions paid to stockholders in respect of such year is represented by $3,415,616 of ordinary income, $7,186,176 of long-term gains and $13,777,354 of return-of-capital.

As indicated in this notice, a portion of the Fund’s distributions for 2013 were comprised of a return-of- capital; accordingly these distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)
Payment Dates:	1/31/2013	2/28/2013	3/28/2013	4/30/2013	5/31/2013	6/28/2013
Ordinary Income(1)	$0.0143	$0.0143	$0.0143	$0.0143	$0.0143	$0.0143
Return-of-Capital(2)	0.0578	0.0578	0.0578	0.0578	0.0578	0.0578
Capital Gain(3)	0.0301	0.0301	0.0301	0.0301	0.0301	0.0301
Total	$0.1022	$0.1022	$0.1022	$0.1022	$0.1022	$0.1022

Payment Dates:	7/31/2013	8/30/2013	9/30/2013	10/31/2013	11/29/2013	12/31/2013
Ordinary Income(1)	$0.0143	$0.0143	$0.0143	$0.0143	$0.0143	$0.0143
Return-of-Capital(2)	0.0578	0.0578	0.0578	0.0578	0.0578	0.0578
Capital Gain(3)	0.0301	0.0301	0.0301	0.0301	0.0301	0.0301
Total	$0.1022	$0.1022	$0.1022	$0.1022	$0.1022	$0.1022

(1)
Ordinary Income Dividend – This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.

(2)
Return-of-capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

(3)	Capital Gain Distributions – This is the total per share amount of capital gain distribution included in the amount reported in Box 2a on Form 1099-DIV.

The Fund has met the requirements to pass through 21.82% of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 23.8% (20% maximum rate plus 3.8% Medicare tax). This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, stockholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Long-term capital gain distributions arise from gains on securities held by the Fund for more than one year. They are subject to a maximum federal rate of 20% (23.8%, reflecting 3.8% Medicare tax on income exceeding certain threshold amounts).

Foreign stockholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

Stockholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Directors and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Total Return Fund, Inc.; President and Trustee of Cornerstone Progressive Return Fund.	1998
Edwin Meese III (Dec. 1931)	Director; Audit, Nominating and Corporate Governance Committee Member	Distinguished Fellow, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Senior Adviser, Revelation L.P.; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2001
Scott B. Rogers (July 1955)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry (“ABCCM”); President, ABCCM Doctor's Medical Clinic; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2000
Andrew A. Strauss (Nov. 1953)	Director; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A., Attorneys; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2000
Glenn W. Wilcox, Sr. (Dec. 1931)	Director; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board of Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2000
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer
Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund.
			2004, 2008, 2009

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Frank J. Maresca (Oct. 1958)	Treasurer
Executive Vice President of AST Fund Solutions, LLC (since February 2012), Executive Vice President of Ultimus Fund Solutions, LLC (from March 2009-February 2012) previous Executive Director, JP Morgan Chase & Co.; Previous President of Bear Stearns Funds Management Inc.; Previous Senior Managing Director of Bear Stearns & Co. Inc.; Treasurer of the Fund, Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund (from May 2009 through February 2012).
Since April 17, 2013

*	The mailing address of each Director and/or Officer with respect to the Fund’s operation is 7 Dawson Street, Huntington Station, NY 11746.

**
Designates a director who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling toll-free (866) 668-6558; and

•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558 on the website of the Securities and Exchange Commission, http://www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Privacy Policy Notice (unaudited)

FACTS	WHAT DOES CORNERSTONE STRATEGIC VALUE FUND, INC. (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

   • Social Security number
   • account balances
   • account transactions
   • transaction history
   • wire transfer instructions
   • checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy Notice (unaudited) (continued)

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

What we do
Who is providing this notice?	Cornerstone Strategic Value Fund, Inc. (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

   • open an account
   • provide account information
   • give us your contact information
   • make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy Notice (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

   • sharing for affiliates’ everyday business purposes – information about your creditworthiness
   • affiliates from using your information to market to you
   • sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Questions?	Call (866) 668-6558

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

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Cornerstone Strategic Value Fund, Inc.

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $19,000 and $19,000 with respect to the registrant's fiscal years ended December 31, 2013 and 2012, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $4,000 with respect to the registrant's fiscal years ended December 31, 2013 and 2012, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)
All Other Fees. $1,550 and $1,550 in fees were billed in with respect to the registrant's fiscal years ended December 31, 2013 and 2012, respectively, related to the review of the registrant’s rights offering registration.

(e)(1)
Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre- approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal years ended December 31, 2013 and 2012, aggregate non-audit fees of $5,550 and $5,550, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Glenn W. Wilcox, Sr., (Chairman), Edwin Meese III,  Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw and is the portfolio manager of the registrant. Mr. Bradshaw has acted as portfolio manager since 2001. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Progressive Return Fund and Cornerstone Total Return Fund, Inc.

(a)(2) Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Progressive Return Fund and Cornerstone Total Return Fund, Inc. As of December 31, 2013, net assets of Cornerstone Progressive Return Fund were $168,812,145 and net assets of Cornerstone Total Return Fund, Inc. were $89,146,831. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Progressive Return Fund and Cornerstone Total Return Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4) The dollar range of equity securities in the registrant beneficially owned by the portfolio manager as of December 31, 2013 is as follows: Ralph W. Bradshaw: over $100,000

(b) Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	March 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	March 4, 2014

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	March 4, 2014

* Print the name and title of each signing officer under his or her signature.